Note 8 - Options (Details) - Stock Option Transactions (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Stock Option Transactions [Abstract]
Outstanding, beginning of period (in Shares)	4,455,072	4,139,059
Outstanding, beginning of period	$ 3.97	$ 4.86
Outstanding, beginning of period	$ 2.21	$ 2.76
Exercised (in Shares)	(12,000)	0
Exercised	$ 2.65
Exercised	$ 4.20
Expired (in Shares)		(2,095)
Expired		$ 571.72
Expired		$ 53.82
Forfeited (in Shares)	(2,000)	(45,000)
Forfeited	$ 1.81	$ 3.27
Balance at end of period (in Shares)	4,441,072	4,091,964
Balance at end of period	$ 3.97	$ 4.57
Balance at end of period	$ 2.22	$ 2.58
Options exercisable end of period (in Shares)	3,320,164	2,284,494
Options exercisable end of period	$ 4.09	$ 5.29
Options exercisable end of period	$ 2.42	$ 3.15